Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance

The following table sets forth information regarding the compensation received by our Principal Executive Officer (PEO) and our other named executive officers compared to compensation actually paid to such officers, and certain financial performance measures during the last three completed fiscal years.

Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (3) (d)	Average Compensation Actually Paid to Non-PEO NEOs (4) (e)	Total Shareholder Return (5) (f)	Net Income (g)
2024	1,004,760	536,130	585,458	444,558	$ 48	(35,898,000)
2023	1,020,580	318,935	678,357	353,107	$ 47	(31,185,000)
2022	1,137,580	313,281	695,779	352,709	$ 55	(36,660,000)

(1) The dollar amounts reported represent the amount of total compensation reported for Ms. Ellen Cotter, who served as our PEO in 2022, 2023 and 2024 for each corresponding fiscal year in the "Total($)" column of the Summary Compensation Table for the covered fiscal year. Refer to the "Summary Compensation Table" for the covered fiscal year for more information.

(2) The dollar amounts reported represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, in fiscal years 2022, 2023 and 2024. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation  S- K, the following adjustments were made to our PEO’s total compensation for each fiscal year to determine the compensation actually paid:

Named Executive Officers, Footnote	The dollar amounts reported represent the amount of total compensation reported for Ms. Ellen Cotter, who served as our PEO in 2022, 2023 and 2024 for each corresponding fiscal year in the "Total($)" column of the Summary Compensation Table for the covered fiscal year. Refer to the "Summary Compensation Table" for the covered fiscal year for more information.
PEO Total Compensation Amount	$ 1,004,760	$ 1,020,580	$ 1,137,580
PEO Actually Paid Compensation Amount	$ 536,130	318,935	313,281
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Deduction for Option Awards ($)	Deduction for SCT "Restricted Stock Awards" ($)	Change in fair value of equity awards granted in prior years that vested at the end of or during the covered fiscal year ($)	Change in fair value of equity awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year ($)	Fair value at the end of the prior fiscal year of equity awards granted in the prior year that were forfeited during the covered fiscal year ($)	Increase for service cost and prior service cost for pension plans ($)	Compensation Actually Paid to PEO ($)
2024	1,004,760	(384,180)	-	(17,655)	(66,794)	--	--	536,130
2023	1,020,580	--	(400,000)	(43,575)	(258,071)	--	--	318,935
2022	1,137,580	--	(535,000)	5,541	(294,839)	--	--	313,281

(3)The dollar amount reported represents the average of the amount of total compensation reported for our Company’s NEOs as a group, excluding our PEO, in the “Total” column of the Summary Compensation Table for the covered fiscal year. The NEOs included for purposes of calculating the average amounts in each applicable fiscal year are Ms. Margaret Cotter and Mr. Craig Tompkins.

(4)The dollar amounts reported represent the amount of “compensation actually paid” to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K, in fiscal years 2022, 2023 and 2024. The dollar amounts do not reflect the actual amount of compensation earned by our non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our average non-PEO NEOs’ total compensation for each fiscal year to determine the compensation actually paid:

Non-PEO NEO Average Total Compensation Amount	$ 585,458	678,357	695,779
Non-PEO NEO Average Compensation Actually Paid Amount	$ 444,558	353,107	352,709
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Deduction for Option Awards ($)	Deduction for SCT "Restricted Stock Awards" ($)	Change in fair value of equity awards granted in prior years that vested at the end of or during the covered fiscal year ($)	Change in fair value of equity awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year ($)	Fair value at the end of the prior fiscal year of equity awards granted in the prior year that were forfeited during the covered fiscal year ($)	Increase for service cost and prior service cost for pension plans ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2024	585,458	(102,192)	--	(7,923)	(30,785)	--	--	444,558
2023	678,357	--	(195,000)	(17,038)	(113,212)	--	--	353,107
2022	695,779	--	(233,754)	2,796	(112,112)	--	--	352,709

(5)Total Shareholder Return is determined based on the value of an initial fixed investment of $100 as of December 31, 2020.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 48	47	55
Net Income (Loss)	$ (35,898,000)	$ (31,185,000)	$ (36,660,000)
PEO Name	Ellen Cotter	Ellen Cotter	Ellen Cotter
Non-PEO NEO | Deduction For Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (102,192)
Non-PEO NEO | Deduction for SCT "Restricted Stock Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (195,000)	$ (233,754)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,923)	(17,038)	2,796
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,785)	(113,212)	(112,112)
PEO | Deduction For Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(384,180)
PEO | Deduction for SCT "Restricted Stock Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(400,000)	(535,000)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,655)	(43,575)	5,541
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (66,794)	$ (258,071)	$ (294,839)